LEASES - Schedule of supplemental balance sheet information related to leases (Details)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating Lease, Weighted Average Remaining Lease Term	13 years 10 months 24 days	15 years 1 month 6 days	15 years 7 months 6 days
Operating Lease, Weighted Average Discount Rate, Percent	3.25%	3.07%	3.43%